SHARE CAPITAL (Details) $ in Millions					12 Months Ended
	Dec. 23, 2019 CAD ($) shares	May 01, 2019 shares	Nov. 14, 2018 shares	May 01, 2018 shares	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2018 CAD ($) shares
Share Capital
Treasury shares authorized for repurchase | shares				52,285,330
Amended treasury shares authorized for repurchase | shares	78,549,178	50,252,231	81,695,830
Treasury share repurchase authorized amount	$ 2,000
Purchase of common shares for cancellation (in shares) | shares						55,298,000		64,426,000
Issued Capital						$ 2,274		$ 3,053
Share repurchase cost						2,274		3,053
Average repurchase cost per share | $ / shares					$ 41.12		$ 47.38
Liability for share purchase commitment					$ 168	168	$ 263	263
Share capital
Share Capital
Issued Capital						905		1,040
Share repurchase cost						905		1,040
Liability for share purchase commitment					65	65	111	111
Retained earnings
Share Capital
Issued Capital						1,369		2,013
Share repurchase cost						1,369		2,013
Liability for share purchase commitment					$ 103	$ 103	$ 152	$ 152